Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets and liabilities [Abstract]
Reserves and accruals	$ 310	$ 114
Investment in Ay Dee Kay, LLC	41,788
Net operating loss (“NOL”) carryforwards	11,493	1,071
Total Deferred Tax Assets before Valuation Allowance	53,591	1,185
Valuation Allowance	(53,430)	(1,040)
Deferred Tax Assets – net of Valuation Allowance	161	145
Fixed Assets	(56)	(33)
Intangibles	(21,269)	(145)
Total Deferred Tax Liabilities	(21,325)	(178)
Net Deferred Tax Liabilities	$ (21,164)	$ (33)